Taxation (Details 1) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets:
Net operating loss	$ 1,528	$ 457
Deferred tax asset (unrecognized)	1,528	457
Deferred tax liabilties:
In-process R&D	21,604	(19,673)
Deferred tax liability (unrecognized)	$ 21,604	$ (19,673)